Summary of Significant Accounting Policies - Schedule of Expected Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Building [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	20 years
Property plant and equipment useful life term	Not depreciated
Computer software [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Leasehold Improvements [Member]
Property Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or expected useful lives
Office Equipment [Member] | Minimum [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Motor Vehicles [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Mechanical Equipment [Member] | Minimum [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Mechanical Equipment [Member] | Maximum [Member]
Property Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years